Taxation (Tables)	12 Months Ended
Dec. 31, 2012
Taxation
Components of income taxes

	For the years ended December 31,
	2010		2011		2012
	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities	Overseas Entities	PRC Entities
	RMB	RMB	RMB	RMB	RMB	RMB
Current income tax expense	23,177,519	38,222,762	8,905,442	68,669,388	21,940,668	95,772,411
Deferred income tax (credit) / expense	(6,335,583)	7,551,446	(12,408,199)	(164,833)	(4,623,738)	(26,504,171)
Foreign withholding tax expense	14,055,414	12,324,774	11,297,575	9,024,158	5,520,677	4,367,956
PRC withholding tax on undistributed earnings	—	—	76,380,924	—	19,645,562	—

Income tax expense	30,897,350	58,098,982	84,175,742	77,528,713	42,483,169	73,636,196

Reconciliation of the difference between PRC statutory income tax rate and the group's effective income tax rate

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Effect of tax incentive and holiday	(17.9)%	(16.0)%	(15.9)%
Effect of tax-exempt entities	0.1%	0.4%	0.3%
Change in valuation allowance	2.5%	1.3%	6.5%
Effect of the overseas withholding taxes	2.9%	1.8%	1.5%
Effect of the PRC withholding tax on undistributed earnings	0%	6.7%	3.0%
Effect of permanent difference	(2.1)%	(0.9)%	(1.0)%
Others	(0.8)%	(4.1)%	(1.9)%

Effective income tax rate	9.7%	14.2%	17.5%

The effects of the tax incentive and holidays granted to the subsidiaries and VIEs of the Company

	For the years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Effect of tax incentive and holiday	164,043,428	182,757,137	105,263,201
Basic net earnings per ordinary share effect	0.66	0.75	0.44

Deferred tax assets and deferred tax liabilities

	December 31, 2011	December 31, 2012
	RMB	RMB
Deferred tax assets:
Foreign withholding tax	1,242,505	802,603
Net operating loss carryforwards	75,807,559	122,629,225
Current reserves and accruals	9,257,387	33,060,825
Depreciation and amortization	4,684,389	1,528,100
R&D Credit	15,626,769	19,609,277
Others	38,689,870	25,555,355

Total deferred tax assets	145,308,479	203,185,385
Less: Valuation allowance	(51,217,697)	(86,793,131)

Total deferred tax assets net off valuation allowance	94,090,782	116,392,254
Deferred tax liabilities:
PRC withholding tax on undistributed earnings	96,017,995	60,112,309
Intangible assets arisen from business combination	39,851,028	33,182,557
Others	10,795,393	7,178,898

Total deferred tax liabilities	146,664,416	100,473,764

Net deferred tax (liabilities) / assets	(52,573,634)	15,918,490

Movement of valuation allowance

	For the years ended December 31,
	2011	2012
	RMB	RMB
Balance at beginning of the year	34,355,314	51,217,697
Current year addition	19,768,409	45,108,417
Current year reversal	(2,906,026)	(9,532,983)

Balance at end of the year	51,217,697	86,793,131

Summary of the activity related to the Group's uncertain tax benefits

	For the years ended December 31,
	2010	2011	2012
		RMB	RMB
Balance at January 1	—	—	10,517,130
Tax positions related to current year:
Additions	—	1,481,443	798,075
Tax positions related to prior year:
Additions	—	9,297,799	878,919
Reductions	—	—	—
Settlements	—	—	—
Foreign currency translation adjustment	—	(262,112)	(32,602)

Balance at December 31	—	10,517,130	12,161,522